Taxation (Tables)	12 Months Ended
Jun. 30, 2024
Taxation [Abstract]
Income Tax Provision and Reconciliation of Income Tax Provision
3.1.	Taxation

	2024	2023	2022
	$’000	$’000	$’000 [1]
Tax expense comprises:
Income tax
Current tax benefit / (expense)	-	-	-
Tax expense related to movements in deferred tax balances	-	-	-
Total tax (expense) / benefit	-	-	-
Numerical reconciliation between tax (expense) / benefit and pre-tax net result:
Loss before tax	(7,825)	(6,391)	(8,503)
Prima facie taxation benefit at 30%	(2,348)	(1,917)	(2,551)
Decrease / (increase) in income tax benefit due to:
Differences in tax rates	232	224
Non-deductible expenses	746	1,113	964
Foreign exchange and other translation adjustments	(130)	(586)	(652)
Additional tax deductible expenditure	(7)	(166)	(131)
Unrecognised tax losses relating to current year	1,507	1,181	2,528
Adjustments for prior years	-	151	(158)
Income tax (expense) / benefit	-	-	-

Deferred Tax
Deferred tax relates to the following:
	2024	2023
	$’000	$’000
Deferred tax relates to the following
Foreign exchange gain/loss	(1,368)	(1,238)
Losses available for offsetting against future taxable income	1,368	1,238
Net deferred tax asset	-	-

Non-recognized Tax Losses
	Jurisdiction June 30, 2024
	Australia	USA	Canada
	$’000	$’000	$’000
Non-recognized tax losses - revenue
Balance at the beginning of the period	12,591	17,804	188
Movement during the period	(200)	5,283	-
Balance at the end of the period	12,390	23,087	188

	$’000	$’000	$’000
Non-recognized tax losses - capital
Balance at the beginning of the period	4,792	-	-
Movement during the period	-	-	-
Balance at the end of the period	4,792	-	-
Total revenue and capital losses not recognized	17,182	23,087	188